Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,264,510.00
Previously Paid Amount	0.00
Total Fee Amount	346.70
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 346.70
Narrative - Max Aggregate Offering Price	$ 2,264,510.00
Final Prospectus	true